Goodwill (Details) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended						12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Sep. 30, 2011	Mar. 29, 2013	Mar. 30, 2012 Businesses	Apr. 01, 2011	Jun. 28, 2013 GBS	Mar. 29, 2013 GBS	Jun. 28, 2013 NPS	Mar. 29, 2013 NPS	Mar. 30, 2012 NPS Businesses	Apr. 01, 2011 NPS	Sep. 30, 2011 MSS [Member]	Mar. 29, 2013 MSS [Member]	Mar. 30, 2012 MSS [Member] Businesses	Apr. 01, 2011 MSS [Member]	Mar. 29, 2013 BSS [Member]	Mar. 30, 2012 BSS [Member] Businesses	Apr. 01, 2011 BSS [Member]	Sep. 30, 2011 Health [Member] MSS [Member]	Dec. 30, 2011 Health [Member] BSS [Member]	Apr. 01, 2011 Health [Member] BSS [Member]	Sep. 30, 2011 Health [Member] BSS [Member]	Sep. 30, 2011 GBS [Member]	Sep. 30, 2011 GBS [Member] BSS [Member]	Jun. 28, 2013 Customer and other intangible assets [Member] Internal-use software [Member]	Jun. 29, 2012 Customer and other intangible assets [Member] Internal-use software [Member]	Jun. 28, 2013 Computer Software, Intangible Asset [Member] Internal-use software [Member]	Jun. 29, 2012 Computer Software, Intangible Asset [Member] Internal-use software [Member]	Mar. 29, 2013 Computer Software, Intangible Asset [Member] Internal-use software [Member]	Mar. 30, 2012 Computer Software, Intangible Asset [Member] Internal-use software [Member]	Apr. 01, 2011 Computer Software, Intangible Asset [Member] Internal-use software [Member]
Goodwill [Line Items]
Amortization of Intangible Assets	$ 98,000,000	$ 98,000,000		$ 414,000,000	$ 441,000,000	$ 442,000,000																				$ 3,000,000	$ 3,000,000	$ 45,000,000	$ 44,000,000	$ 2,000,000	$ 4,000,000	$ 6,000,000
Outsourcing Contract Costs Amortization Expense	9,000,000	10,000,000		40,000,000	53,000,000	63,000,000
Changes in the carrying amount of goodwill by segment [Roll Forward]
Goodwill Gross	4,280,000,000	4,516,000,000		4,516,000,000	4,057,000,000		1,316,000,000		793,000,000	768,000,000	753,000,000			2,152,000,000	2,032,000,000		1,596,000,000	1,272,000,000
Goodwill Accumulated impairment loss	(2,764,000,000)	(2,764,000,000)		(2,764,000,000)	(19,000,000)		(671,000,000)		0	0	0			(2,074,000,000)	0		(690,000,000)	(19,000,000)
Goodwill Acquired during period and contingent consideration paid				25,000,000	476,000,000					25,000,000	15,000,000			0	107,000,000		0	354,000,000
Deductions				(241,000,000)						0				0			(241,000,000)
Foreign Currency Translation	(17,000,000)			(20,000,000)	(17,000,000)		(17,000,000)		0	0	0			0	13,000,000		(20,000,000)	(30,000,000)
Goodwill impairment				0	(2,745,000,000)	0					0		(2,074,000,000)		(2,074,000,000)			(671,000,000)		(158,000,000)		(63,000,000)		(2,685,000,000)	(453,000,000)
Goodwill Gross	4,189,000,000			4,280,000,000	4,516,000,000	4,057,000,000	1,287,000,000		750,000,000	793,000,000	768,000,000			2,152,000,000	2,152,000,000		1,335,000,000	1,596,000,000
Goodwill Impaired Accumulated Impairment loss	(2,745,000,000)			(2,764,000,000)	(2,764,000,000)	(19,000,000)	(671,000,000)		0	0	0			(2,074,000,000)	(2,074,000,000)		(690,000,000)	(690,000,000)
Goodwill	1,444,000,000			1,516,000,000	1,752,000,000	4,038,000,000	616,000,000	645,000,000	750,000,000	793,000,000	768,000,000	753,000,000		78,000,000	78,000,000	2,032,000,000	645,000,000	906,000,000	1,253,000,000				60,000,000
Adjustment to Amount of Goodwill Impairment Charge																					3,000,000
Goodwill Impairment Loss for Annual and Second Quarter Test			2,682,000,000
Goodwill, Other Changes	19,000,000
Additions to goodwill related to acquisitions of new businesses					475,000,000
Number of entities acquired					4						1				1			2
Contingent consideration paid											1,000,000
Unrecognized Intangible Assets															1,300,000,000
Goodwill, Transfers							47,000,000
2014	282,000,000
Fiscal 2015	328,000,000			292,000,000
Fiscal 2016	239,000,000			211,000,000
Fiscal 2017	175,000,000			158,000,000
Fiscal 2018	$ 128,000,000			$ 112,000,000